Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average remaining contractual life of founders' warrants, warrants, and free shares oustanding
The number of warrants and options outstanding on December 31, 2023 and their main characteristics, are detailed below:
Founders’ warrants

	Pre-2023 founders’ warrant plans
	BSPCE 08-2013	BSPCE 09-2014	BSPCE 2015-1	BSPCE 2015-03	BSPCE 2016 Ordinary	BSPCE 2016 Performance	BSPCE 2017 Ordinary	BSPCE 2017
Type of underlying asset	New shares	New shares	New shares	New shares	New shares	New shares	New shares	New shares
Number of founder’s warrants granted	50,000	97,200	71,650	53,050	126,400	129,250	117,650	80,000
Date of shareholders' resolution approving the plan	06/28/2013	06/18/2014	06/18/2014	06/18/2014	06/25/2015	06/25/2015	06/23/2016	06/23/2016
Grant date	08/28/2013	09/16/2014	02/10/2015	06/10/2015	02/02/2016	02/02/2016	01/07/2017	01/07/2017
Contractual expiration date	08/28/2023	09/16/2024	02/10/2025	06/10/2025	02/02/2026	02/02/2026	01/07/2027	01/07/2027
Grant price	—	—	—	—	—	—	—	—
Exercise price	€5.92	€18.68	€18.57	€20.28	€14.46	€14.46	€15.93	€15.93
Number of founders’ warrants as of December 31, 2023	—	85,750	68,100	28,400	97,867	99,150	98,100	80,000
Number of founders’ warrants exercised	—	—	—	—	333	—	—	—
Including founders’ warrants exercised during the period	—	—	—	—	—	—	—	—
Number of founders’ warrants lapsed or cancelled	50,000	11,450	3,550	24,650	28,200	30,100	19,550	—
Including founders’ warrants lapsed or cancelled during the period	50,000	400	350	1,950	2,700	909	1,050	—
Warrants (BSA)

	Pre-2023 warrant plans
	BSA 2013	BSA 2014	BSA 2015-1	BSA 2015-2 (a)	BSA 2018-1	BSA 2018-2	BSA 2019-1	BSA 2020	BSA 2021 (a)
Type of underlying assets	New shares	New shares	New shares	New shares	New shares	New shares	New shares	New shares	New shares
Number of warrants granted	10,000	14,000	26,000	64,000	28,000	5,820	18,000	18,000	48,103
Date of shareholders' resolution approving the plan	05/04/2012	06/18/2014	06/18/2014	06/18/2014	06/14/2017	05/23/2018	05/23/2018	04/11/2019	11/30/2020
Grant date	04/10/2013	09/16/2014	02/10/2015	06/25/2015	03/06/2018	07/27/2018	03/29/2019	03/17/2020	04/20/2021
Contractual expiration date	04/10/2023	09/16/2024	02/10/2025	06/25/2025	03/06/2023	07/27/2028	03/29/2029	03/17/2030	04/20/2031
Grant price	€2.50	€4.87	€4.87	€5.00	€1.62	€2.36	€1.15	€0.29	€2.95
Exercise price	€6.37	€17.67	€17.67	€19.54	€13.55	€16.10	€11.66	€6.59	€13.47
Number of warrants as of December 31, 2023	—	10,000	21,000	64,000	—	5,820	18,000	18,000	14,431
Number of warrants exercised	—	—	—	—	—	—	—	—	—
Including warrants exercised during the period	—	—	—	—	—	—	—	—	—
Number of warrants lapsed or cancelled	10,000	4,000	5,000	—	28,000	—	—	—	33,672
Including warrants lapsed or cancelled during the period	6,000	—	—	—	28,000	—	—	—	—
Free shares

	Pre-2023 free shares plan		2023 free shares plan
	AGA 2021	AGA 2022	AGA 2023 - P1	AGA 2023 - P1
Type of underlying assets	New shares	New shares	New shares	New shares
Number of free shares granted	362,515	300,039	427,110	439,210
Date of shareholders' resolution approving the plan	11/30/2020	04/28/2021	06/27/2023	06/27/2023
Grant date	04/20/2021	06/22/2022	06/27/2023	06/27/2023
Grant price	—	—	—	—
Exercise price	—	—	—	—
Number of free shares as of December 31, 2023	—	293,776	400,960	432,560
Number of free shares exercised	354,510	—	—	—
Including free shares exercised during the period	—	—	—	—
Number of free shares lapsed or cancelled	8,005	6,263	26,150	6,650
Including free shares lapsed or cancelled during the period	201	5,259	26,150	6,650

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2023	557,367	151,251	2,336,175	1,127,296	4,172,089

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2022	614,726	185,251	2,059,523	653,746	3,513,246

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2021	715,291	263,251	1,583,806	410,512	2,972,860

Disclosure of number and weighted average remaining contractual life of share options outstanding
Stock options

	Pre-2023 stock option plans											2023 stock options plan
	OSA 2016-1 Performance	OSA 2016-2	OSA 2017 Ordinary	OSA 2018	OSA 2019-1	OSA LLY 2019	OSA 2020	OSA 2021-04	OSA 2021-06	OSA 2022-06 Ordinary	OSA 2022-06 Performance	OSA 2023-01 Ordinary
Type of underlying asset	New shares	New shares	New shares	New shares	New shares	New shares	New shares	New shares	New shares	New shares	New shares	New shares
Number of options granted	6,400	4,000	3,500	62,000	37,500	500,000	407,972	571,200	120,000	410,500	170,400	338,860
Date of shareholders' resolution approving the plan	06/25/2015	06/23/2016	06/23/2016	06/14/2017	05/23/2018	04/11/2019	04/11/2019	11/30/2020	04/28/2021	04/28/2021	11/30/2020	06/27/2023
Grant date	02/02/2016	11/03/2016	01/07/2017	03/06/2018	03/29/2019	10/24/2019	03/11/2020	04/20/2021	06/21/2021	06/22/2022	06/22/2022	07/20/2023
Contractual expiration date	02/02/2026	11/03/2026	01/07/2027	03/06/2028	03/29/2029	10/24/2029	03/11/2030	04/20/2031	06/21/2031	06/22/2032	06/22/2032	07/20/2033
Grant price	—	—	—	—	—	—	—	—	—	—	—	—
Exercise price	€13.05	€14.26	€14.97	€12.87	€11.08	€6.41	€6.25	€13.74	€12.99	€4.16	€4.16	€5.00
Number of options as of December 31, 2023	400	4,000	500	52,000	25,750	500,000	377,775	396,200	120,000	394,500	146,190	318,860
Number of options exercised	—	—	—	—	—	—	—	—	—	—	—	—
Number of options as of Including options exercised during the period	—	—	—	—	—	—	—	—	—	—	—	—
Number of options lapsed or cancelled	6,000	—	3,000	10,000	11,750	—	30,197	175,000	—	16,000	24,210	20,000
Including options lapsed or cancelled during the period	—	—	—	—	—	—	3,398	25,000	—	3,500	10,310	20,000

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2023	557,367	151,251	2,336,175	1,127,296	4,172,089

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2022	614,726	185,251	2,059,523	653,746	3,513,246

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2021	715,291	263,251	1,583,806	410,512	2,972,860

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period

BSPCE	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2023 (in thousands of euros)	Expense for the year ended 2022 (in thousands of euros)	Expense for the year ended 2021 (in thousands of euros)
BSPCE 08-2013	6.30	5.92	256%	7	0.90%	0.00%	152	—	—	—
BSPCE 09-2014	18.68	18.68	58%	5.5/6/6.5	0.64%	0.00%	965	—	—	—
BSPCE 2015-1	18.57	18.57	58% - 62% - 61%	5.5/6/6.5	0.39%	0.00%	50	—	—	—
BSPCE 2015-3	20.28	20.28	61% - 62% - 61%	5.5/6/6.5	0.56%	0.00%	483	—	—	—
BSPCE 2016 Ordinary	14.46	14.46	59% - 62% - 60%	5.5/6/6.5	0.32%	0.00%	1,080	—	—	—
BSPCE 2016 Performance	14.46	14.46	59%	5	0.19%	0.00%	1,212	18	28	32
BSPCE 2017 Ordinary	15.93	15.93	58% - 61% - 59%	5.5/6/6.5	0.23%	0.00%	1,000	0	0	—
BSPCE 2017 Performance	15.93	15.93	59%	5	0.11%	0.00%	622	—	—	—
BSPCE 2017	15.93	15.93	59%	5	0.11%	0.00%	627	—	—	—
BSPCE 2017 Project	15.93	15.93	59%	5	0.11%	0.00%	94	—	—	—
Total BSPCE	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	18	28	32

BSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2023 (in thousands of euros)	Expense for the year ended 2022 (in thousands of euros)	Expense for the year ended 2021 (in thousands of euros)
BSA 2013	6.30	6.37	156%	6	0.90%	0.00%	1	—	—	—
BSA 2014	18.68	17.67	57%	5	0.41%	0.00%	—	—	—	—
BSA 2015-1	17.67	17.67	58%	5	0.26% - 0.27%	0.00%	63	—	—	—
BSA 2015-2 a	19.54	19.54	58%-58%-57%-58%	5/5.1/5.3/5.4	0.39%	0.00%	16	—	—	—
BSA 2018-1	13.55	13.55	38%	4.8	0.7% - 0.1%	0.00%	2	—	—	—
BSA 2018-2	16.10	16.10	38%	4.8	0.7% - 0.1%	0.00%	1	—	—	—
BSA 2019-1	11.66	11.66	37%	9.8/9.9	0.16% - 0.50%	0.00%	24	—	—	—
BSA 2020	6.59	6.59	38%	10	(0.13)% - (0.07)%	0.00%	19	—	—	—
BSA 2021 (a)	13.47	13.47	39.10%	10	0.27%	0.00%	44	—	—	44
Total BSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	—	—	44

AGA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2023 (in thousands of euros)	Expense for the year ended 2022 (in thousands of euros)	Expense for the year ended 2021 (in thousands of euros)
AGA 2018-1	12.87	0.00	n.a.	n.a.	0	0.00%	4,951	—	—	16
AGA 2019-1	10.90	0.00	n.a.	n.a.	0.19% / 0.141%	0.00%	4,776	—	—	422
AGA 2020	5.90	0.00	n.a.	n.a.	'-0.74%/ -0.69%	0.00%	287	—	28	144
AGA 2021	13.60	0.00	n.a.	n.a.	0.63% 0.59%	0.00%	4,869	694	2,283	1,784
AGA 2022	3.68	0.00	n.a.	n.a.	0.95% 1.46%	0.00%	1,092	530	286	—
AGA 2023 - P1	4.87	0	n.a.	n.a.	3% 3.20%	0.00%	2,071	497	—	—
AGA 2023 - P2	4.87	0.00	n.a.	n.a.	3% 3.20%	0.00%	2,130	543	—	—
Total AGA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	2,264	2,597	2,366

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2023	18	—	941	2,264	3,222

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2022	28	—	549	2,597	3,174

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2021	32	44	760	2,366	3,202

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period

OSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2023 (in thousands of euros)	Expense for the year ended 2022 (in thousands of euros)	Expense for the year ended 2021 (in thousands of euros)
OSA 2016 Performance	13.05	13.05	59%	5	0.19%	0.0%	69	—	—	—
OSA 2016-2	14.26	14.26	58% - 62% - 59%	5.5 / 6 /6.5	0.04%	0.0%	27	—	—	—
OSA 2017 Ordinary	15.93	14.97	58% - 61% - 59%	5.5 / 6 /6.5	0.23%	0.0%	31	—	—	—
OSA 2018	12.87	12.87	35%	5.5 / 6 /6.5	0.00%	0.0%	252	—	—	—
OSA 2019-1	11.08	11.08	38.1% / 37.4%	6 /6.5	0.103% / 0.149%	0.0%	140	—	(1)	17
OSA 2019 LLY	6.41	6.41	37%	10	0.40%	0.0%	252	—	—	—
OSA 2020	6.25	6.25	38%	10	0.31%	0.0%	939	13	101	329
OSA 2021-04 O	13.60	13.74	38.9% - 37.8% - 38.3%	5.5 / 6 /6.5	0.38%/ 0.33%/ 0.28%	0.0%	684	34	(28)	188
OSA 2021-04 P	13.60	13.74	39.10%	10	0.03%	0.0%	1,816	216	163	131
OSA 2021-06 O	12.20	12.99	39.2% / 37.9% / 38.1%	5.5 6 6.5	0.35% 0.30% 0.26%	0.0%	246	47	107	79
OSA 2021-06 P	12.20	12.99	39.10%	10	0.13%	0.0%	212	24	24	16
OSA 2022-06 O	3.68	4.16	42.06% 41.21% 40.65%	5.5 / 6/6.5	1.83% / 1.87% / 1.90%	0.0%	580	267	178	—
OSA 2022-06 P	3.68	4.16	40.08%	10	2.28%	0.0%	80	20	4	—
OSA 2023 - 01 O	6.75	5.00	45.07% - 44.11% - 43.41%	5.55 / 6 / 6.5	2.85% / 2.83% / 2.82%	0.0%	1,255	321	—	—
Total OSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	941	549	760

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2023	18	—	941	2,264	3,222

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2022	28	—	549	2,597	3,174

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2021	32	44	760	2,366	3,202